Titanium Universal Life Variable Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Titanium Universal Life Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Titanium Universal Life Variable Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise Titanium Universal Life Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Balanced Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Growth & Income Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Discovery SMID Cap Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT Index Asset Allocation Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Allspring VT International Equity Fund, Class 1	Not Applicable	For the period from January 1, 2024 to April 29, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 29, 2024 (cessation of operations)
Allspring VT Opportunity Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS CROCI U.S. VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Equity 500 Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS High Income VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Growth VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Global Real Estate VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Equity and Income Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Government Securities Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Technology Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS High Yield Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Research Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Value Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
ASSETS:
Investments at fair value (1)	$462,870	$5,972,479	$1,545,987	$3,350,503	$3,153,483	$1,354,656	$2,495,504
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	30	164	65	658	195	434	478
Receivable from the Company	-	-	-	-	-	-	-
Total assets	462,900	5,972,643	1,546,052	3,351,161	3,153,678	1,355,090	2,495,982

LIABILITIES:
Payable to the Policies	30	164	65	658	195	434	478
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	3	94,050	10,034	32,317	22,147	18	25
Total liabilities	33	94,214	10,099	32,975	22,342	452	503

NET ASSETS	$462,867	$5,878,429	$1,535,953	$3,318,186	$3,131,336	$1,354,638	$2,495,479

Fair value per share (NAV)	$22.12	$115.87	$33.31	$89.19	$20.40	$17.81	$24.17
Shares outstanding in the Separate Account	20,925	51,545	46,412	37,566	154,582	76,062	103,248

(1) Investments in mutual fund shares, at cost	$345,828	$4,301,042	$1,051,076	$2,617,552	$3,259,135	$1,844,896	$2,972,701

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A	DWS Equity 500 Index VIP, Class A
ASSETS:
Investments at fair value (1)	$129,771	$2,463,408	$818,411	$699,849	$4,311,600	$53,642	$410,741
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	27	107	7	8	203	1	21
Receivable from the Company	1	-	-	-	-	-	9
Total assets	129,799	2,463,515	818,418	699,857	4,311,803	53,643	410,771

LIABILITIES:
Payable to the Policies	27	107	7	8	203	1	21
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	29	7	1,198	4,227	-	-
Total liabilities	27	136	14	1,206	4,430	1	21

NET ASSETS	$129,772	$2,463,379	$818,404	$698,651	$4,307,373	$53,642	$410,750

Fair value per share (NAV)	$19.86	$26.86	$55.51	$36.49	$1.00	$18.08	$31.11
Shares outstanding in the Separate Account	6,534	91,713	14,743	19,179	4,311,600	2,967	13,203

(1) Investments in mutual fund shares, at cost	$136,026	$2,377,513	$670,125	$750,586	$4,311,600	$41,436	$321,830

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I
ASSETS:
Investments at fair value (1)	$39,253	$855,098	$102,366	$108,645	$821,040	$4,475,849	$3,190,737
Receivable from the Policies	22	-	-	-	-	-	-
Receivable from the fund manager	-	19	1	1	35	258	131
Receivable from the Company	-	-	7	-	-	-	-
Total assets	39,275	855,117	102,374	108,646	821,075	4,476,107	3,190,868

LIABILITIES:
Payable to the Policies	-	19	1	1	35	258	131
Payable to the fund manager	22	-	-	-	-	-	-
Payable to the Company	-	8	-	1	14	1,469	18,131
Total liabilities	22	27	1	2	49	1,727	18,262

NET ASSETS	$39,253	$855,090	$102,373	$108,644	$821,026	$4,474,380	$3,172,606

Fair value per share (NAV)	$5.67	$14.52	$14.27	$13.81	$12.27	$79.53	$33.62
Shares outstanding in the Separate Account	6,923	58,891	7,174	7,867	66,914	56,279	94,906

(1) Investments in mutual fund shares, at cost	$40,539	$861,121	$112,734	$104,850	$932,789	$3,612,207	$3,004,611

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class	MFS High Yield Portfolio
ASSETS:
Investments at fair value (1)	$26,842	$748,568	$1,169,800	$147,888	$3,044,751	$2,820,274	$212,465
Receivable from the Policies	-	-	27	-	-	-	-
Receivable from the fund manager	-	26	-	2	78	131	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	26,842	748,594	1,169,827	147,890	3,044,829	2,820,405	212,467

LIABILITIES:
Payable to the Policies	-	26	-	2	78	131	2
Payable to the fund manager	-	-	27	-	-	-	-
Payable to the Company	6	1	6	1	53	33	-
Total liabilities	6	27	33	3	131	164	2

NET ASSETS	$26,836	$748,567	$1,169,794	$147,887	$3,044,698	$2,820,241	$212,465

Fair value per share (NAV)	$78.03	$17.46	$33.52	$10.23	$23.80	$73.31	$5.02
Shares outstanding in the Separate Account	344	42,873	34,899	14,456	127,931	38,471	42,324

(1) Investments in mutual fund shares, at cost	$24,930	$807,495	$1,226,318	$165,905	$2,864,443	$2,318,677	$221,725

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$372,654	$512,214	$1,249,780	$76,983	$565,090	$152,406
Receivable from the Policies	-	-	-	-	-	-
Receivable from the fund manager	3	22	-	1	14	2
Receivable from the Company	-	-	-	-	-	-
Total assets	372,657	512,236	1,249,780	76,984	565,104	152,408

LIABILITIES:
Payable to the Policies	3	22	-	1	14	2
Payable to the fund manager	-	-	-	-	-	-
Payable to the Company	1,134	12	5,915	1	4	1
Total liabilities	1,137	34	5,915	2	18	3

NET ASSETS	$371,520	$512,202	$1,243,865	$76,982	$565,086	$152,405

Fair value per share (NAV)	$39.74	$35.59	$23.27	$21.63	$13.76	$11.38
Shares outstanding in the Separate Account	9,377	14,392	53,708	3,559	41,068	13,392

(1) Investments in mutual fund shares, at cost	$346,873	$447,274	$1,283,163	$72,642	$553,626	$195,036

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$-	$9,126	$-	$-	$5,158	$-

EXPENSES:
Mortality and expense risk	2,149	21,425	5,902	11,986	12,988	5,817	9,393

NET INVESTMENT INCOME (LOSS)	(2,149)	(21,425)	3,224	(11,986)	(12,988)	(659)	(9,393)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,075	66,852	94,251	26,951	(39,488)	(40,674)	(95,406)
Capital gain distributions	851	-	5,218	-	-	-	-

Net realized gain (loss) on investments	4,926	66,852	99,469	26,951	(39,488)	(40,674)	(95,406)

Change in net unrealized appreciation (depreciation) on investments	63,028	1,973,735	202,902	1,048,695	614,349	140,048	501,950

Net realized and unrealized gain (loss) on investments	67,954	2,040,587	302,371	1,075,646	574,861	99,374	406,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,805	$2,019,162	$305,595	$1,063,660	$561,873	$98,715	$397,151

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A
INVESTMENT INCOME:
Dividend income	$1,632	$7,723	$1,134	$4,057	$3,045	$184,071	$761

EXPENSES:
Mortality and expense risk	619	533	9,876	2,502	3,035	16,787	240

NET INVESTMENT INCOME (LOSS)	1,013	7,190	(8,742)	1,555	10	167,284	521

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(529)	(104,158)	6,185	9,762	(12,570)	-	925
Capital gain distributions	7,803	-	237,370	4,830	53,201	-	-

Net realized gain (loss) on investments	7,274	(104,158)	243,555	14,592	40,631	-	925

Change in net unrealized appreciation (depreciation) on investments	8,098	100,741	87,620	147,089	43,444	-	6,593

Net realized and unrealized gain (loss) on investments	15,372	(3,417)	331,175	161,681	84,075	-	7,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,385	$3,773	$322,433	$163,236	$84,085	$167,284	$8,039

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I
INVESTMENT INCOME:
Dividend income	$4,406	$2,163	$9,730	$-	$1,418	$15,522	$-

EXPENSES:
Mortality and expense risk	1,555	122	3,817	467	500	4,062	15,521

NET INVESTMENT INCOME (LOSS)	2,851	2,041	5,913	(467)	918	11,460	(15,521)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,159	(109)	(523)	(555)	14	(8,915)	36,770
Capital gain distributions	20,989	-	22,806	937	5,843	-	-

Net realized gain (loss) on investments	29,148	(109)	22,283	382	5,857	(8,915)	36,770

Change in net unrealized appreciation (depreciation) on investments	46,551	532	58,184	4,781	(675)	(5,623)	1,175,782

Net realized and unrealized gain (loss) on investments	75,699	423	80,467	5,163	5,182	(14,538)	1,212,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,550	$2,464	$86,380	$4,696	$6,100	$(3,078)	$1,197,031

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class
INVESTMENT INCOME:
Dividend income	$20,971	$-	$13,139	$20,926	$3,782	$-	$-

EXPENSES:
Mortality and expense risk	10,737	172	2,808	4,989	618	10,152	10,153

NET INVESTMENT INCOME (LOSS)	10,234	(172)	10,331	15,937	3,164	(10,152)	(10,153)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,094	747	(2,710)	3,871	(476)	(1,041)	60,906
Capital gain distributions	251,853	-	28,198	6,221	-	120,972	201,599

Net realized gain (loss) on investments	256,947	747	25,488	10,092	(476)	119,931	262,505

Change in net unrealized appreciation (depreciation) on investments	390,856	7,632	42,745	(23,756)	(767)	726,867	456,561

Net realized and unrealized gain (loss) on investments	647,803	8,379	68,233	(13,664)	(1,243)	846,798	719,066

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$658,037	$8,207	$78,564	$2,273	$1,921	$836,646	$708,913

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS High Yield Portfolio	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$12,462	$2,335	$2,928	$30,695	$1,248	$14,016	$-

EXPENSES:
Mortality and expense risk	533	1,124	1,969	5,069	328	2,732	789

NET INVESTMENT INCOME (LOSS)	11,929	1,211	959	25,626	920	11,284	(789)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(944)	6,490	5,043	1,395	759	1,932	(4,823)
Capital gain distributions	-	23,760	28,152	59,422	5,653	-	-

Net realized gain (loss) on investments	(944)	30,250	33,195	60,817	6,412	1,932	(4,823)

Change in net unrealized appreciation (depreciation) on investments	(1,722)	28,465	48,681	(388)	1,173	(21,344)	(14,767)

Net realized and unrealized gain (loss) on investments	(2,666)	58,715	81,876	60,429	7,585	(19,412)	(19,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,263	$59,926	$82,835	$86,055	$8,505	$(8,128)	$(20,379)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,149)	$(21,425)	$3,224	$(11,986)	$(12,988)	$(659)	$(9,393)
Net realized gain (loss) on investments	4,926	66,852	99,469	26,951	(39,488)	(40,674)	(95,406)
Change in net unrealized appreciation (depreciation) on investments	63,028	1,973,735	202,902	1,048,695	614,349	140,048	501,950

Net increase (decrease) in net assets resulting from operations	65,805	2,019,162	305,595	1,063,660	561,873	98,715	397,151

POLICY TRANSACTIONS:
Policy owners’ net payments	13,811	103,350	59,680	72,850	118,511	51,564	72,024
Policy maintenance charges	(11,040)	(125,266)	(72,444)	(91,227)	(115,742)	(47,343)	(83,005)
Policy owners’ benefits	(5,886)	(228,204)	(216,917)	(72,352)	(206,871)	(53,177)	(125,969)
Net transfers (to) from the Company and/or Subaccounts	(3,431)	(256,571)	(13,886)	(267,379)	(51,422)	10,556	(53,942)

Increase (decrease) in net assets resulting from Policy transactions	(6,546)	(506,691)	(243,567)	(358,108)	(255,524)	(38,400)	(190,892)

Total increase (decrease) in net assets	59,259	1,512,471	62,028	705,552	306,349	60,315	206,259

NET ASSETS:
Beginning of period	403,608	4,365,958	1,473,925	2,612,634	2,824,987	1,294,323	2,289,220

End of period	$462,867	$5,878,429	$1,535,953	$3,318,186	$3,131,336	$1,354,638	$2,495,479

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,013	$7,190	$(8,742)	$1,555	$10	$167,284	$521
Net realized gain (loss) on investments	7,274	(104,158)	243,555	14,592	40,631	-	925
Change in net unrealized appreciation (depreciation) on investments	8,098	100,741	87,620	147,089	43,444	-	6,593

Net increase (decrease) in net assets resulting from operations	16,385	3,773	322,433	163,236	84,085	167,284	8,039

POLICY TRANSACTIONS:
Policy owners’ net payments	4,705	5,815	80,550	17,700	26,373	294,315	3,987
Policy maintenance charges	(7,727)	(4,403)	(90,948)	(21,807)	(31,693)	(284,999)	(3,350)
Policy owners’ benefits	(848)	(1,449)	(111,272)	(32,040)	(73,328)	(147,980)	(1,235)
Net transfers (to) from the Company and/or Subaccounts	4,915	(346,726)	(11,781)	(6,481)	(2,832)	762,542	(1,407)

Increase (decrease) in net assets resulting from Policy transactions	1,045	(346,763)	(133,451)	(42,628)	(81,480)	623,878	(2,005)

Total increase (decrease) in net assets	17,430	(342,990)	188,982	120,608	2,605	791,162	6,034

NET ASSETS:
Beginning of period	112,342	342,990	2,274,397	697,796	696,046	3,516,211	47,608

End of period	$129,772	$-	$2,463,379	$818,404	$698,651	$4,307,373	$53,642

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,851	$2,041	$5,913	$(467)	$918	$11,460	$(15,521)
Net realized gain (loss) on investments	29,148	(109)	22,283	382	5,857	(8,915)	36,770
Change in net unrealized appreciation (depreciation) on investments	46,551	532	58,184	4,781	(675)	(5,623)	1,175,782

Net increase (decrease) in net assets resulting from operations	78,550	2,464	86,380	4,696	6,100	(3,078)	1,197,031

POLICY TRANSACTIONS:
Policy owners’ net payments	33,677	2,782	32,235	2,984	5,891	46,663	128,383
Policy maintenance charges	(30,827)	(2,984)	(35,660)	(5,568)	(5,524)	(30,424)	(151,202)
Policy owners’ benefits	(275)	-	(16,966)	-	(7,051)	(41,509)	(203,312)
Net transfers (to) from the Company and/or Subaccounts	11,056	585	(4,469)	(10)	(15,098)	18,730	(139,836)

Increase (decrease) in net assets resulting from Policy transactions	13,631	383	(24,860)	(2,594)	(21,782)	(6,540)	(365,967)

Total increase (decrease) in net assets	92,181	2,847	61,520	2,102	(15,682)	(9,618)	831,064

NET ASSETS:
Beginning of period	318,569	36,406	793,570	100,271	124,326	830,644	3,643,316

End of period	$410,750	$39,253	$855,090	$102,373	$108,644	$821,026	$4,474,380

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,234	$(172)	$10,331	$15,937	$3,164	$(10,152)	$(10,153)
Net realized gain (loss) on investments	256,947	747	25,488	10,092	(476)	119,931	262,505
Change in net unrealized appreciation (depreciation) on investments	390,856	7,632	42,745	(23,756)	(767)	726,867	456,561

Net increase (decrease) in net assets resulting from operations	658,037	8,207	78,564	2,273	1,921	836,646	708,913

POLICY TRANSACTIONS:
Policy owners’ net payments	106,709	1,477	27,821	53,116	5,691	80,183	53,418
Policy maintenance charges	(107,675)	(754)	(30,354)	(47,590)	(3,525)	(94,458)	(69,720)
Policy owners’ benefits	(156,995)	(18,774)	(13,243)	(33,942)	(1,027)	(224,850)	(222,074)
Net transfers (to) from the Company and/or Subaccounts	(8,745)	(438)	12,946	48,271	6,454	(167,650)	(4,330)

Increase (decrease) in net assets resulting from Policy transactions	(166,706)	(18,489)	(2,830)	19,855	7,593	(406,775)	(242,706)

Total increase (decrease) in net assets	491,331	(10,282)	75,734	22,128	9,514	429,871	466,207

NET ASSETS:
Beginning of period	2,681,275	37,118	672,833	1,147,666	138,373	2,614,827	2,354,034

End of period	$3,172,606	$26,836	$748,567	$1,169,794	$147,887	$3,044,698	$2,820,241

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS High Yield Portfolio	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,929	$1,211	$959	$25,626	$920	$11,284	$(789)
Net realized gain (loss) on investments	(944)	30,250	33,195	60,817	6,412	1,932	(4,823)
Change in net unrealized appreciation (depreciation) on investments	(1,722)	28,465	48,681	(388)	1,173	(21,344)	(14,767)

Net increase (decrease) in net assets resulting from operations	9,263	59,926	82,835	86,055	8,505	(8,128)	(20,379)

POLICY TRANSACTIONS:
Policy owners’ net payments	4,407	9,231	14,357	58,302	2,402	25,722	11,463
Policy maintenance charges	(4,080)	(12,775)	(15,409)	(58,318)	(2,331)	(24,223)	(9,540)
Policy owners’ benefits	(6,107)	(15,810)	(26,116)	(59,796)	-	(11,210)	(15,299)
Net transfers (to) from the Company and/or Subaccounts	134,196	14,454	(14,469)	22,707	(9,651)	29,190	15,890

Increase (decrease) in net assets resulting from Policy transactions	128,416	(4,900)	(41,637)	(37,105)	(9,580)	19,479	2,514

Total increase (decrease) in net assets	137,679	55,026	41,198	48,950	(1,075)	11,351	(17,865)

NET ASSETS:
Beginning of period	74,786	316,494	471,004	1,194,915	78,057	553,735	170,270

End of period	$212,465	$371,520	$512,202	$1,243,865	$76,982	$565,086	$152,405

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,682	$(15,582)	$13,731	$(9,440)	$(11,176)	$(5,109)	$(7,955)
Net realized gain (loss) on investments	2,397	(52,581)	57,584	(54,516)	(68,557)	(47,785)	(51,156)
Change in net unrealized appreciation (depreciation) on investments	52,174	1,425,964	219,702	724,385	614,861	230,955	437,818

Net increase (decrease) in net assets resulting from operations	58,253	1,357,801	291,017	660,429	535,128	178,061	378,707

POLICY TRANSACTIONS:
Policy owners’ net payments	14,303	109,119	62,683	77,852	129,033	53,157	73,560
Policy maintenance charges	(10,875)	(116,297)	(70,385)	(86,495)	(117,844)	(46,343)	(81,368)
Policy owners’ benefits	-	(82,431)	(76,691)	(99,274)	(106,619)	(49,471)	(48,246)
Net transfers (to) from the Company and/or Subaccounts	(4,541)	(79,656)	(53,913)	(11,929)	14,889	53,210	50,284

Increase (decrease) in net assets resulting from Policy transactions	(1,113)	(169,265)	(138,306)	(119,846)	(80,541)	10,553	(5,770)

Total increase (decrease) in net assets	57,140	1,188,536	152,711	540,583	454,587	188,614	372,937

NET ASSETS:
Beginning of period	346,468	3,177,422	1,321,214	2,072,051	2,370,400	1,105,709	1,916,283

End of period	$403,608	$4,365,958	$1,473,925	$2,612,634	$2,824,987	$1,294,323	$2,289,220

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	DWS CROCI U.S. VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$483	$4,409	$(8,423)	$2,555	$2,027	$144,200	$571
Net realized gain (loss) on investments	(136)	(18,082)	160,449	71,434	39,174	-	148
Change in net unrealized appreciation (depreciation) on investments	15,458	61,125	329,801	60,704	84,260	-	7,595

Net increase (decrease) in net assets resulting from operations	15,805	47,452	481,827	134,693	125,461	144,200	8,314

POLICY TRANSACTIONS:
Policy owners’ net payments	4,877	18,452	85,853	18,301	28,034	301,482	3,859
Policy maintenance charges	(7,503)	(14,043)	(91,576)	(23,942)	(31,445)	(286,834)	(3,093)
Policy owners’ benefits	-	(20,605)	(92,962)	(19,192)	(47,692)	(236,295)	(4,314)
Net transfers (to) from the Company and/or Subaccounts	(7,107)	(13,771)	(25,017)	1,445	(18,129)	480,906	37

Increase (decrease) in net assets resulting from Policy transactions	(9,733)	(29,967)	(123,702)	(23,388)	(69,232)	259,259	(3,511)

Total increase (decrease) in net assets	6,072	17,485	358,125	111,305	56,229	403,459	4,803

NET ASSETS:
Beginning of period	106,270	325,505	1,916,272	586,491	639,817	3,112,752	42,805

End of period	$112,342	$342,990	$2,274,397	$697,796	$696,046	$3,516,211	$47,608

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,767	$1,661	$4,577	$(382)	$823	$17,758	$(12,117)
Net realized gain (loss) on investments	18,474	(269)	9,069	(2,200)	4,137	(13,220)	5,370
Change in net unrealized appreciation (depreciation) on investments	44,715	2,208	98,222	19,024	9,935	78,569	1,091,508

Net increase (decrease) in net assets resulting from operations	65,956	3,600	111,868	16,442	14,895	83,107	1,084,761

POLICY TRANSACTIONS:
Policy owners’ net payments	25,544	2,561	32,737	3,489	6,629	48,642	129,836
Policy maintenance charges	(28,746)	(2,775)	(34,095)	(5,362)	(5,434)	(30,333)	(140,258)
Policy owners’ benefits	(6,541)	(251)	(21,346)	(12,420)	-	(38,722)	(122,289)
Net transfers (to) from the Company and/or Subaccounts	(2,887)	150	22,655	(336)	9,097	26,889	(41,727)

Increase (decrease) in net assets resulting from Policy transactions	(12,630)	(315)	(49)	(14,629)	10,292	6,476	(174,438)

Total increase (decrease) in net assets	53,326	3,285	111,819	1,813	25,187	89,583	910,323

NET ASSETS:
Beginning of period	265,243	33,121	681,751	98,458	99,139	741,061	2,732,993

End of period	$318,569	$36,406	$793,570	$100,271	$124,326	$830,644	$3,643,316

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS Growth Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,370	$-	$12,177	$(2,414)	$2,234	$(8,008)	$(7,913)
Net realized gain (loss) on investments	25,972	(1,192)	24,679	(14,743)	(572)	(69,234)	152,458
Change in net unrealized appreciation (depreciation) on investments	480,270	5,499	27,498	194,592	3,818	928,411	485,079

Net increase (decrease) in net assets resulting from operations	515,612	4,307	64,354	177,435	5,480	851,169	629,624

POLICY TRANSACTIONS:
Policy owners’ net payments	114,075	1,709	28,600	55,521	5,679	84,782	54,718
Policy maintenance charges	(108,894)	(920)	(30,657)	(51,042)	(3,496)	(89,050)	(67,242)
Policy owners’ benefits	(120,647)	(3,363)	(25,433)	(62,475)	(173)	(46,727)	(66,405)
Net transfers (to) from the Company and/or Subaccounts	(28,601)	(9)	6,797	(13,946)	4,576	(37,115)	(4,529)

Increase (decrease) in net assets resulting from Policy transactions	(144,067)	(2,583)	(20,693)	(71,942)	6,586	(88,110)	(83,458)

Total increase (decrease) in net assets	371,545	1,724	43,661	105,493	12,066	763,059	546,166

NET ASSETS:
Beginning of period	2,309,730	35,394	629,172	1,042,173	126,307	1,851,768	1,807,868

End of period	$2,681,275	$37,118	$672,833	$1,147,666	$138,373	$2,614,827	$2,354,034

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS High Yield Portfolio	MFS Investors Trust Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Series, Initial Class	MFS Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,695	$1,204	$526	$18,684	$917	$14,021	$(764)
Net realized gain (loss) on investments	(598)	16,452	22,125	41,490	5,328	(485)	(4,095)
Change in net unrealized appreciation (depreciation) on investments	4,774	32,664	62,571	50,959	(965)	82,909	8,914

Net increase (decrease) in net assets resulting from operations	7,871	50,320	85,222	111,133	5,280	96,445	4,055

POLICY TRANSACTIONS:
Policy owners’ net payments	4,558	7,618	15,981	63,185	2,399	26,620	11,265
Policy maintenance charges	(3,875)	(11,308)	(15,520)	(61,945)	(2,202)	(24,968)	(9,498)
Policy owners’ benefits	(251)	(7,900)	(9,454)	(85,235)	(1,211)	(4,829)	(7,657)
Net transfers (to) from the Company and/or Subaccounts	61,151	(56,205)	2,161	10,716	9,048	(37,890)	(311)

Increase (decrease) in net assets resulting from Policy transactions	61,583	(67,795)	(6,832)	(73,279)	8,034	(41,067)	(6,201)

Total increase (decrease) in net assets	69,454	(17,475)	78,390	37,854	13,314	55,378	(2,146)

NET ASSETS:
Beginning of period	5,332	333,969	392,614	1,157,061	64,743	498,357	172,416

End of period	$74,786	$316,494	$471,004	$1,194,915	$78,057	$553,735	$170,270

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Titanium Universal Life Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Policy owners’ net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Titanium Variable Universal Life

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 35 Subaccounts, as follows:

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Growth & Income Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Index Asset Allocation Fund, Class 2

Allspring VT International Equity Fund, Class 1 (a)

Allspring VT Opportunity Fund, Class 2

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Government Money Market Portfolio, Single Share

DWS CROCI U.S. VIP, Class A

DWS Equity 500 Index VIP, Class A

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Franklin Global Real Estate VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Government Securities Fund, Series I

Invesco V.I. Technology Fund, Series I

MFS Growth Series, Initial Class

MFS High Yield Portfolio

MFS Investors Trust Series, Initial Class

MFS Research Series, Initial Class

MFS Total Return Series, Initial Class

MFS Value Series, Initial Class

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

(a)	See Subaccount Change table below

Subaccount Change: Closed Subaccount

During 2024, the following Subaccount was closed:

Subaccount Name	Date of Closure
Allspring VT International Equity Fund, Class 1	April 29, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Alger Balanced Portfolio, Class I-2	$13,789	$21,632
Alger Capital Appreciation Portfolio, Class I-2	61,041	558,956
Alger Growth & Income Portfolio, Class I-2	54,083	279,184
Alger Large Cap Growth Portfolio, Class I-2	16,176	376,664
Alger Mid Cap Growth Portfolio, Class I-2	69,889	334,685
Alger Small Cap Growth Portfolio, Class I-2	67,476	106,533
Allspring VT Discovery SMID Cap Growth Fund, Class 2	77,983	278,271
Allspring VT Index Asset Allocation Fund, Class 2	16,924	7,064
Allspring VT International Equity Fund, Class 1	16,028	355,604
Allspring VT Opportunity Fund, Class 2	286,909	191,732
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	18,525	54,767
BNY Mellon VIF Appreciation Portfolio, Initial Shares	80,766	108,901
BNY Mellon VIF Government Money Market Portfolio, Single Share	1,262,071	466,693
DWS CROCI U.S. VIP, Class A	3,739	5,223
DWS Equity 500 Index VIP, Class A	75,473	38,014
DWS High Income VIP, Class A	4,769	2,346
DWS Small Cap Index VIP, Class A	61,673	57,815
DWS Small Mid Cap Growth VIP, Class A	4,254	6,387
DWS Small Mid Cap Value VIP, Class A	12,741	27,763
Franklin Global Real Estate VIP Fund, Class 2	95,763	90,843
Invesco V.I. American Franchise Fund, Series I	48,928	430,045
Invesco V.I. Core Equity Fund, Series I	354,378	242,611
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	1,376	20,031
Invesco V.I. Equity and Income Fund, Series I	70,973	35,271
Invesco V.I. EQV International Equity Fund, Series I	139,251	97,241
Invesco V.I. Government Securities Fund, Series I	14,998	4,240
Invesco V.I. Technology Fund, Series I	162,225	458,155
MFS Growth Series, Initial Class	250,725	301,972
MFS High Yield Portfolio	149,744	9,399
MFS Investors Trust Series, Initial Class	52,720	32,474
MFS Research Series, Initial Class	42,585	55,103
MFS Total Return Series, Initial Class	157,636	103,788
MFS Value Series, Initial Class	12,187	15,194
Templeton Foreign VIP Fund, Class 2	57,348	26,585
Templeton Global Bond VIP Fund, Class 2	24,674	22,949

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Balanced Portfolio, Class I-2	370	597	(227)	412	415	(3)
Alger Capital Appreciation Portfolio, Class I-2	1,217	20,786	(19,569)	3,629	10,247	(6,618)
Alger Growth & Income Portfolio, Class I-2	1,421	8,389	(6,968)	1,141	8,371	(7,230)
Alger Large Cap Growth Portfolio, Class I-2	727	17,320	(16,593)	5,652	11,660	(6,008)
Alger Mid Cap Growth Portfolio, Class I-2	2,859	11,972	(9,113)	4,324	9,034	(4,710)
Alger Small Cap Growth Portfolio, Class I-2	3,395	4,833	(1,438)	4,973	4,468	505
Allspring VT Discovery SMID Cap Growth Fund, Class 2	5,274	20,110	(14,836)	5,366	5,918	(552)
Allspring VT Index Asset Allocation Fund, Class 2	232	196	36	116	472	(356)
Allspring VT International Equity Fund, Class 1	464	19,761	(19,297)	771	2,494	(1,723)
Allspring VT Opportunity Fund, Class 2	1,936	6,291	(4,355)	1,805	6,742	(4,937)
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	432	1,984	(1,552)	740	2,284	(1,544)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	1,022	4,535	(3,513)	562	3,571	(3,009)
BNY Mellon VIF Government Money Market Portfolio, Single Share	92,586	37,806	54,780	29,145	45,819	(16,674)
DWS CROCI U.S. VIP, Class A	116	194	(78)	166	328	(162)
DWS Equity 500 Index VIP, Class A	859	745	114	652	947	(295)
DWS High Income VIP, Class A	166	132	34	163	164	(1)
DWS Small Cap Index VIP, Class A	921	1,336	(415)	1,448	1,270	178
DWS Small Mid Cap Growth VIP, Class A	130	361	(231)	208	1,022	(814)
DWS Small Mid Cap Value VIP, Class A	191	1,211	(1,020)	804	213	591
Franklin Global Real Estate VIP Fund, Class 2	4,370	4,396	(26)	4,040	3,959	81
Invesco V.I. American Franchise Fund, Series I	1,917	18,570	(16,653)	4,773	16,583	(11,810)
Invesco V.I. Core Equity Fund, Series I	3,805	12,372	(8,567)	4,534	12,184	(7,650)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	87	1,189	(1,102)	117	326	(209)
Invesco V.I. Equity and Income Fund, Series I	2,500	2,734	(234)	2,856	4,841	(1,985)
Invesco V.I. EQV International Equity Fund, Series I	5,522	3,937	1,585	2,314	6,914	(4,600)
Invesco V.I. Government Securities Fund, Series I	822	283	539	755	272	483
Invesco V.I. Technology Fund, Series I	2,602	27,078	(24,476)	5,214	12,815	(7,601)
MFS Growth Series, Initial Class	1,751	10,938	(9,187)	1,978	7,501	(5,523)
MFS High Yield Portfolio	11,669	596	11,073	341	264	77
MFS Investors Trust Series, Initial Class	646	1,022	(376)	241	583	(342)
MFS Research Series, Initial Class	555	2,280	(1,725)	711	968	(257)
MFS Total Return Series, Initial Class	2,853	3,458	(605)	2,815	6,402	(3,587)
MFS Value Series, Initial Class	251	868	(617)	897	254	643
Templeton Foreign VIP Fund, Class 2	2,280	1,293	987	793	3,097	(2,304)
Templeton Global Bond VIP Fund, Class 2	1,359	1,367	(8)	674	1,113	(439)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured’s age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.00% - 0.75% of the average daily net assets of the Subaccounts

Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets, if applicable.	$6 - $30 per month

Surrender Charge
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the Policy’s face and based on the number of full years which have elapsed between the date the Policy was issued and the surrender date, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0 - $4 per $1,000 of the Policy’s face amount, plus 0% - 46% of premiums paid up to one target premium, plus 0% - 44% of premiums paid above one target premium and up to two target premiums, plus 0% - 5% of premium paid above two target premiums

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$25 per withdrawal or 2.00% of the amount withdrawn, whichever is less, after the first partial withdrawal in the same Policy year

Expense Type	Range
Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.03 - $83.33 per $1,000 of rider coverage
$0.005 - $0.01 per $1,000 of base face amount
$0.02 - $0.30 per $1.00 of monthly deductions for other benefits
$0.02 - $0.13 per $1.00 of specified premium to be waived

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy’s monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.02 - $83.33 per $1,000 of net amount at risk per month

Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received until premiums paid equal 10 times the target premium for the Policy, deducted through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.00% - 4.00% of each premium received

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	0.0% - 0.75% of the loan balance

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Policy year

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells a variable life product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Balanced Portfolio, Class I-2
2024	13	$15.99	$37.18	$463	0.00%	0.25%	0.50%	16.77%	16.48%
2023	13	13.70	31.92	404	1.48%	0.25%	0.50%	17.14%	16.85%
2022	13	11.69	27.32	346	1.13%	0.25%	0.50%	(11.53)%	(11.75)%
2021	14	13.22	30.96	428	0.90%	0.25%	0.50%	18.53%	18.82%
2020	13	25.44	26.12	321	1.26%	0.50%	0.75%	9.41%	9.68%
Alger Capital Appreciation Portfolio, Class I-2
2024	164	19.17	77.04	5,878	0.00%	0.25%	0.75%	47.76%	47.03%
2023	183	12.97	52.40	4,366	0.00%	0.25%	0.75%	42.77%	42.07%
2022	190	9.08	36.88	3,177	0.00%	0.25%	0.75%	(36.68)%	(36.99)%
2021	173	14.35	60.24	5,027	0.00%	0.25%	0.75%	18.24%	18.83%
2020	93	49.51	50.82	4,582	0.21%	0.50%	0.75%	40.70%	41.05%
Alger Growth & Income Portfolio, Class I-2
2024	54	19.97	45.55	1,536	0.60%	0.25%	0.75%	22.36%	21.75%
2023	61	16.32	37.42	1,474	1.39%	0.25%	0.75%	23.62%	23.01%
2022	68	13.20	30.42	1,321	1.33%	0.25%	0.75%	(15.19)%	(15.61)%
2021	63	15.57	37.09	1,715	1.18%	0.25%	0.75%	30.68%	31.33%
2020	52	27.58	28.31	1,433	1.32%	0.50%	0.75%	14.02%	14.31%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Large Cap Growth Portfolio, Class I-2
2024	121	$16.94	$47.66	$3,318	0.00%	0.25%	0.75%	42.53%	41.82%
2023	138	11.89	33.61	2,613	0.00%	0.25%	0.75%	32.34%	31.68%
2022	144	8.98	25.52	2,072	0.00%	0.25%	0.75%	(38.81)%	(39.11)%
2021	118	14.68	43.13	3,331	0.00%	0.25%	0.75%	11.01%	11.56%
2020	86	37.76	38.76	3,229	4.78%	0.50%	0.75%	65.79%	66.20%
Alger Mid Cap Growth Portfolio, Class I-2
2024	115	13.85	45.19	3,131	0.00%	0.25%	0.75%	20.76%	20.16%
2023	124	11.47	37.61	2,825	0.00%	0.25%	0.75%	22.87%	22.26%
2022	129	9.33	30.76	2,370	0.00%	0.25%	0.75%	(36.23)%	(36.55)%
2021	109	14.63	49.89	3,581	0.00%	0.25%	0.75%	3.43%	3.94%
2020	81	46.88	48.12	3,832	4.75%	0.50%	0.75%	63.40%	63.81%
Alger Small Cap Growth Portfolio, Class I-2
2024	70	9.34	31.00	1,355	0.39%	0.25%	0.75%	7.86%	7.32%
2023	71	8.66	28.89	1,294	0.00%	0.25%	0.75%	16.20%	15.63%
2022	71	7.45	24.99	1,106	0.00%	0.25%	0.75%	(38.17)%	(38.47)%
2021	58	12.05	41.79	1,727	0.00%	0.25%	0.75%	(6.76)%	(6.29)%
2020	44	43.55	44.71	1,938	0.99%	0.50%	0.75%	65.91%	66.32%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2024	133	11.89	36.07	2,495	0.00%	0.25%	0.75%	17.84%	17.25%
2023	148	10.09	30.76	2,289	0.00%	0.25%	0.75%	19.84%	19.25%
2022	148	8.42	25.80	1,916	0.00%	0.25%	0.75%	(38.00)%	(38.31)%
2021	129	13.58	43.03	3,031	0.00%	0.25%	0.75%	(5.75)%	(5.28)%
2020	80	44.37	45.55	3,232	0.33%	0.50%	0.75%	61.44%	61.84%
Allspring VT Index Asset Allocation Fund, Class 2
2024	4	14.26	35.78	130	1.32%	0.25%	0.50%	14.58%	14.29%
2023	4	12.45	31.30	112	0.96%	0.25%	0.50%	16.41%	16.12%
2022	4	10.69	26.96	106	0.60%	0.25%	0.50%	(17.23)%	(17.44)%
2021	4	12.92	32.65	131	0.16%	0.25%	0.50%	15.42%	15.71%
2020	1	27.56	28.29	24	0.96%	0.50%	0.75%	15.72%	16.01%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Allspring VT International Equity Fund, Class 1
2024	-	$13.77	$18.46	$-	2.18%	0.25%	0.75%	1.14%	0.98%
2023	19	13.62	18.28	343	1.77%	0.25%	0.75%	15.52%	14.94%
2022	21	11.79	15.91	326	3.89%	0.25%	0.75%	(11.70)%	(12.14)%
2021	23	13.35	18.63	404	1.33%	0.25%	0.75%	6.59%	7.12%
2020	28	16.99	17.44	507	2.58%	0.50%	0.75%	4.11%	4.37%
Allspring VT Opportunity Fund, Class 2
2024	76	17.90	59.61	2,463	0.05%	0.25%	0.75%	14.76%	14.19%
2023	80	15.60	52.20	2,274	0.00%	0.25%	0.75%	26.18%	25.56%
2022	85	12.36	41.58	1,916	0.00%	0.25%	0.75%	(21.00)%	(21.40)%
2021	76	15.65	54.43	2,624	0.04%	0.25%	0.75%	23.85%	24.47%
2020	55	42.71	43.84	2,353	1.62%	0.50%	0.75%	20.10%	20.40%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2024	39	17.90	37.25	818	0.53%	0.25%	0.50%	24.58%	24.26%
2023	40	14.37	29.97	698	0.73%	0.25%	0.50%	23.51%	23.21%
2022	42	11.64	24.33	586	0.49%	0.25%	0.50%	(23.06)%	(23.26)%
2021	37	15.12	31.70	782	0.76%	0.25%	0.50%	26.37%	26.68%
2020	28	24.44	25.09	641	1.47%	0.50%	0.75%	23.22%	23.53%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2024	23	16.76	48.84	699	0.42%	0.25%	0.75%	12.52%	11.96%
2023	26	14.90	43.62	696	0.71%	0.25%	0.75%	20.67%	20.07%
2022	29	12.34	36.33	640	0.62%	0.25%	0.75%	(18.27)%	(18.67)%
2021	28	15.10	45.97	848	0.45%	0.25%	0.75%	26.18%	26.81%
2020	23	35.40	36.34	796	0.73%	0.50%	0.75%	22.77%	23.07%
BNY Mellon VIF Government Money Market Portfolio, Single Share
2024	357	10.97	12.28	4,307	4.62%	0.25%	0.75%	4.47%	3.95%
2023	303	10.50	11.82	3,516	4.53%	0.25%	0.75%	4.36%	3.85%
2022	319	10.07	11.38	3,113	1.28%	0.25%	0.75%	1.01%	0.51%
2021	377	9.96	11.65	4,116	0.01%	0.25%	0.75%	(0.73)%	(0.24)%
2020	328	11.41	11.71	3,828	0.21%	0.50%	0.75%	(0.52)%	(0.27)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

DWS CROCI U.S. VIP, Class A
2024	2	$17.26	$27.88	$54	1.48%	0.25%	0.50%	17.47%	17.17%
2023	2	14.70	23.79	48	1.70%	0.25%	0.50%	20.46%	20.16%
2022	2	12.20	19.80	43	1.78%	0.25%	0.50%	(15.61)%	(15.82)%
2021	2	14.46	23.52	58	3.30%	0.50%	0.50%	26.06%	26.06%
2020	9	18.18	18.66	171	6.34%	0.50%	0.75%	(12.81)%	(12.60)%
DWS Equity 500 Index VIP, Class A
2024	11	19.57	68.14	411	1.18%	0.25%	0.75%	24.31%	23.69%
2023	11	15.75	55.09	319	1.36%	0.25%	0.75%	25.69%	25.07%
2022	11	12.53	44.05	265	1.23%	0.25%	0.75%	(18.54)%	(18.95)%
2021	11	15.38	55.92	339	1.61%	0.25%	0.75%	27.44%	28.08%
2020	9	42.64	43.77	332	1.58%	0.50%	0.75%	17.22%	17.51%
DWS High Income VIP, Class A
2024	3	12.17	24.81	39	5.77%	0.25%	0.50%	6.87%	6.60%
2023	3	11.39	23.27	36	5.21%	0.25%	0.50%	11.06%	10.79%
2022	3	10.26	21.01	33	5.00%	0.25%	0.50%	(9.11)%	(9.33)%
2021	2	11.29	23.17	36	5.03%	0.50%	0.50%	3.49%	3.49%
2020	2	21.81	22.39	42	5.19%	0.50%	0.75%	5.45%	5.71%
DWS Small Cap Index VIP, Class A
2024	23	16.34	50.60	855	1.16%	0.25%	0.75%	10.87%	10.32%
2023	24	14.74	45.87	794	1.10%	0.25%	0.75%	16.47%	15.89%
2022	23	12.66	39.58	682	0.88%	0.25%	0.75%	(20.83)%	(21.23)%
2021	22	15.99	51.70	925	0.90%	0.25%	0.75%	13.65%	14.22%
2020	21	44.21	45.38	955	1.36%	0.50%	0.75%	18.54%	18.84%
DWS Small Mid Cap Growth VIP, Class A
2024	4	13.73	28.10	102	0.00%	0.25%	0.75%	4.89%	4.36%
2023	5	13.09	26.92	100	0.02%	0.25%	0.75%	18.53%	17.95%
2022	5	11.05	22.83	98	0.00%	0.25%	0.75%	(28.20)%	(28.55)%
2021	5	15.38	32.88	139	0.04%	0.25%	0.75%	12.99%	13.56%
2020	4	28.28	29.03	108	0.04%	0.50%	0.75%	29.21%	29.53%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

DWS Small Mid Cap Value VIP, Class A
2024	4	$17.51	$31.09	$109	1.23%	0.25%	0.50%	5.94%	5.68%
2023	5	16.53	29.42	124	1.16%	0.25%	0.50%	14.66%	14.38%
2022	5	14.42	25.72	99	0.81%	0.25%	0.50%	(16.01)%	(16.22)%
2021	5	17.16	30.70	120	1.68%	0.25%	0.50%	29.85%	30.17%
2020	10	23.03	23.64	235	1.39%	0.50%	0.75%	(1.54)%	(1.29)%
Franklin Global Real Estate VIP Fund, Class 2
2024	44	11.76	18.77	821	1.85%	0.25%	0.75%	(0.57)%	(1.06)%
2023	44	11.83	18.97	831	2.84%	0.25%	0.75%	11.15%	10.60%
2022	44	10.64	17.16	741	2.20%	0.25%	0.75%	(26.24)%	(26.61)%
2021	47	14.43	24.06	1,090	0.95%	0.25%	0.75%	25.85%	26.47%
2020	49	18.57	19.07	937	2.91%	0.50%	0.75%	(6.09)%	(5.86)%
Invesco V.I. American Franchise Fund, Series I
2024	181	17.94	38.25	4,474	0.00%	0.25%	0.75%	34.55%	33.88%
2023	198	13.33	28.57	3,643	0.00%	0.25%	0.75%	40.58%	39.88%
2022	210	9.48	20.42	2,733	0.00%	0.25%	0.75%	(31.28)%	(31.63)%
2021	203	13.80	30.74	4,098	0.00%	0.25%	0.75%	11.09%	11.65%
2020	144	26.89	27.60	3,858	0.07%	0.50%	0.75%	41.29%	41.65%
Invesco V.I. Core Equity Fund, Series I
2024	136	18.48	35.61	3,173	0.70%	0.25%	0.50%	25.29%	24.98%
2023	145	14.75	28.49	2,681	0.73%	0.25%	0.50%	23.06%	22.75%
2022	152	11.99	23.21	2,310	0.85%	0.25%	0.50%	(20.74)%	(20.94)%
2021	154	15.13	29.36	3,160	0.67%	0.25%	0.50%	27.10%	27.42%
2020	116	22.50	23.10	2,638	2.58%	0.50%	0.75%	13.00%	13.28%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2024	2	17.29	17.29	27	0.00%	0.50%	0.50%	23.65%	23.65%
2023	3	13.98	13.98	37	0.00%	0.00%	0.00%	13.15%	13.15%
2022	3	12.36	12.36	35	0.00%	0.00%	0.00%	(30.98)%	(30.98)%
2021	3	17.91	17.91	49	0.00%	0.00%	0.00%	19.10%	19.10%
2020	4	15.03	15.03	53	0.00%	0.00%	0.00%	-	-

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Equity and Income Fund, Series I
2024	60	$12.39	$12.42	$749	1.83%	0.25%	0.75%	11.84%	11.34%
2023	60	11.16	11.08	673	2.01%	0.00%	0.25%	10.56%	10.28%
2022	62	10.09	10.05	629	1.67%	0.00%	0.25%	(7.51)%	(7.74)%
2021	71	10.91	10.89	774	2.03%	0.00%	0.25%	5.74%	5.57%
Invesco V.I. EQV International Equity Fund, Series I
2024	63	12.28	24.20	1,170	1.77%	0.25%	0.75%	0.37%	(0.13)%
2023	61	12.24	24.23	1,148	0.20%	0.25%	0.75%	17.85%	17.27%
2022	66	10.39	20.66	1,042	1.60%	0.25%	0.75%	(18.51)%	(18.91)%
2021	65	12.74	26.22	1,331	1.32%	0.25%	0.75%	5.10%	5.62%
2020	52	24.24	24.89	1,276	2.37%	0.50%	0.75%	13.15%	13.43%
Invesco V.I. Government Securities Fund, Series I
2024	12	9.32	14.85	148	2.63%	0.25%	0.50%	1.46%	1.21%
2023	11	9.19	14.67	138	2.12%	0.25%	0.50%	4.36%	4.10%
2022	11	8.80	14.09	126	1.96%	0.25%	0.50%	(10.52)%	(10.74)%
2021	11	9.84	15.79	142	3.09%	0.25%	0.50%	(2.75)%	(2.51)%
2020	6	15.81	16.23	84	2.45%	0.50%	0.75%	5.48%	5.74%
Invesco V.I. Managed Volatility
2021	-	-	-	-	4.31%	0.25%	0.25%	7.71%	7.71%
2020	36	21.53	22.11	779	4.05%	0.50%	0.75%	2.13%	2.38%
Invesco V.I. Technology Fund, Series I
2024	167	16.35	21.24	3,045	0.00%	0.25%	0.75%	33.93%	33.27%
2023	191	12.21	15.94	2,615	0.00%	0.25%	0.75%	46.58%	45.85%
2022	199	8.33	10.93	1,852	0.00%	0.25%	0.75%	(40.10)%	(40.40)%
2021	194	13.91	18.87	3,145	0.00%	0.25%	0.75%	13.56%	14.13%
2020	180	16.15	16.58	2,943	0.60%	0.50%	0.75%	45.03%	45.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Growth Series, Initial Class
2024	109	$17.33	$50.09	$2,820	0.00%	0.25%	0.75%	31.14%	30.48%
2023	118	13.21	38.39	2,354	0.00%	0.25%	0.75%	35.52%	34.86%
2022	124	9.75	28.47	1,808	0.00%	0.25%	0.75%	(31.81)%	(32.14)%
2021	119	14.30	43.18	2,761	0.00%	0.25%	0.75%	22.61%	23.22%
2020	69	34.22	35.13	2,286	0.00%	0.50%	0.75%	30.88%	31.20%
MFS High Yield Portfolio
2024	16	11.86	14.84	212	8.98%	0.25%	0.75%	6.66%	6.12%
2023	5	11.12	13.99	75	5.80%	0.25%	0.75%	12.13%	11.57%
2022	5	9.91	12.54	5	9.62%	0.25%	0.75%	(10.74)%	(11.18)%
2021	5	14.41	14.41	74	4.86%	0.50%	0.75%	2.72%	2.97%
2020	5	13.74	14.00	73	5.35%	0.50%	0.75%	4.30%	4.56%
MFS Investors Trust Series, Initial Class
2024	17	17.65	49.22	372	0.67%	0.25%	0.50%	19.22%	18.93%
2023	17	14.81	41.39	316	0.73%	0.25%	0.50%	18.68%	18.39%
2022	18	12.48	34.96	334	0.58%	0.25%	0.50%	(16.70)%	(16.90)%
2021	11	14.98	42.07	355	0.64%	0.25%	0.50%	26.18%	26.50%
2020	9	32.48	33.34	291	0.65%	0.50%	0.75%	13.02%	13.30%
MFS Research Series, Initial Class
2024	18	17.53	45.92	512	0.59%	0.25%	0.75%	18.57%	17.98%
2023	20	14.79	38.92	471	0.52%	0.25%	0.75%	22.11%	21.51%
2022	20	12.11	32.03	393	0.43%	0.25%	0.75%	(17.42)%	(17.83)%
2021	23	14.66	40.11	561	0.54%	0.25%	0.75%	23.87%	24.49%
2020	15	31.47	32.30	479	1.01%	0.50%	0.75%	15.73%	16.01%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Total Return Series, Initial Class
2024	53	$13.82	$38.35	$1,244	2.49%	0.25%	0.75%	7.48%	6.95%
2023	54	12.86	35.86	1,195	2.04%	0.25%	0.75%	10.17%	9.62%
2022	58	11.67	32.71	1,157	1.63%	0.25%	0.75%	(9.81)%	(10.25)%
2021	56	12.94	37.51	1,442	1.86%	0.25%	0.75%	13.27%	13.83%
2020	41	32.18	33.03	1,308	2.18%	0.50%	0.75%	9.00%	9.27%
MFS Value Series, Initial Class
2024	3	16.75	41.90	77	1.53%	0.25%	0.50%	11.33%	11.05%
2023	3	15.04	37.73	78	1.66%	0.25%	0.50%	7.66%	7.40%
2022	3	13.97	35.13	65	1.47%	0.25%	0.50%	(6.14)%	(6.37)%
2021	2	14.89	37.52	58	1.33%	0.25%	0.50%	24.83%	25.14%
2020	2	29.28	30.06	51	1.55%	0.50%	0.75%	2.70%	2.96%
Templeton Foreign VIP Fund, Class 2
2024	30	13.57	18.90	565	2.41%	0.25%	0.75%	(1.25)%	(1.74)%
2023	29	13.75	19.23	554	3.15%	0.25%	0.75%	20.46%	19.86%
2022	32	11.41	16.05	498	2.93%	0.25%	0.75%	(7.84)%	(8.29)%
2021	36	12.38	18.01	632	1.93%	0.25%	0.75%	3.38%	3.90%
2020	34	16.93	17.38	599	2.96%	0.50%	0.75%	(1.89)%	(1.65)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Global Bond VIP Fund, Class 2
2024	10	$8.12	$17.46	$152	0.00%	0.25%	0.75%	(11.59)%	(12.03)%
2023	10	9.19	19.85	170	0.00%	0.25%	0.75%	2.63%	2.12%
2022	10	8.96	19.43	172	0.00%	0.25%	0.75%	(5.19)%	(5.66)%
2021	11	9.45	21.20	203	0.00%	0.25%	0.75%	(5.70)%	(5.23)%
2020	11	21.85	22.43	230	8.29%	0.50%	0.75%	(5.99)%	(5.75)%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.